Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales	$ 5,689,796	$ 5,869,558
Cost of sales	4,464,476	4,646,180
Gross profit	1,225,320	1,223,378
Operating expenses:
Selling, general and administrative	694,361	761,237
Salaries, wages and payroll taxes	769,391	732,498
Stock-based compensation	830,900
Professional fees	669,622	565,643
Depreciation and amortization	294,926	275,328
Total operating expenses	3,259,200	2,334,706
Loss from other expenses and income taxes	(2,033,880)	(1,111,328)
Other (income) expense:
Interest earned	(115)	(1,616)
Interest expense	1,022,024	293,495
Foreign currency exchange rate variance	2,447	40,802
Gain on debt extinguishment	(269,261)	(134,677)
Change in fair value of derivative instruments, net		69,677
Other income	(32,165)
Other expenses	6,565
Total other expense	729,495	267,681
Loss before provision for income taxes	(2,763,375)	(1,379,009)
Provision for income taxes		747
Net loss	(2,763,375)	(1,379,756)
Comprehensive loss:
Net loss	(2,763,375)	(1,379,756)
Foreign currency translation adjustments	(40,680)	4,020
Comprehensive loss	$ (2,804,055)	$ (1,375,736)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Weighted number of common shares outstanding - basic & diluted	1,339,537	106,175
Basic and diluted net (loss) per share	$ (2.06)	$ (13.00)